Restatement - Statement of changes in consolidated shareholders' equity (Details) - EUR (€)		1 Months Ended	12 Months Ended
	May 10, 2021	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Balance			€ 2,268,000	€ (8,284,000)		€ 7,006,000
Net loss for the period			(31,164,000)	(25,517,000)		(18,946,000)
Other comprehensive income (loss)			23,000	(4,000)		69,000
Total comprehensive income (loss)			(31,141,000)	(25,521,000)		(18,877,000)
Conversion of convertible notes			10,940,000	14,712,000		2,871,000
Share capital increase		€ 4,950,000	20,205,000	23,486,000
Exercise of warrants			742,000	1,315,000
Subscription of warrants			(47,000)	449,000	[1]
Allocation of premiums to retained earnings (3)	€ 17,505,000		1,521,000
Treasury shares net movements			(9,000)	(25,000)		134,000
Gains and losses, net related to treasury shares			(9,000)
Equity settled share-based payments			2,000
Biophytis shares to be received from Negma			3,421,000	(1,212,000)
Costs incurred in relation to public offering on the Nasdaq			(2,099,000)	(787,000)	[2]	445,000
Balance			5,803,000	2,268,000		(8,284,000)
Issuance of warrants attached to non-convertible bonds						286,000
Deferred tax liabilities on the issuance of warrants						€ (80,000)
Costs incurred in relation to equity transactions				(2,709,000)
As filed
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Balance			2,268,000
Net loss for the period			(31,247,000)
Other comprehensive income (loss)			23,000
Total comprehensive income (loss)			(31,224,000)
Conversion of convertible notes			10,940,000
Share capital increase			20,205,000
Exercise of warrants			742,000
Subscription of warrants			(62,000)
Allocation of premiums to retained earnings (3)			1,521,000
Gains and losses, net related to treasury shares			(9,000)
Equity settled share-based payments			2,000
Biophytis shares to be received from Negma			3,421,000
Costs incurred in relation to public offering on the Nasdaq			(2,099,000)
Balance			5,705,000	€ 2,268,000
Restatments
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Net loss for the period			83,000
Total comprehensive income (loss)			83,000
Subscription of warrants			15,000
Balance			€ 98,000

[1]	The general meetings held on May 28, 2020 and on May 10,2021 decided the allocation of premiums to accumulated deficit.
[2]	Costs incurred by the Company in relation to private placements totaling €23.5 million that occurred in February, June, July and October 2020.